Project debt (Tables)	3 Months Ended
Mar. 31, 2021
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of March 31, 2021 and December 31, 2020 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	4,519,942	4,925,268
Current	680,275	312,346
Total Project debt	5,200,217	5,237,614

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Kaxu debt, as of March 31, 2021, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2021
Interest repayment	Nominal repayment	Between January and March 2022	Between April and December 2022	2023	2024	2025	Subsequent years	Total
($ in thousands)
59,661	265,551	23,216	297,361	348,614	363,872	497,298	3,344,644		5,200,217

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, was as follows and was consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
Interest repayment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614